Short-Term Borrowings (Narrative) (Details) $ in Millions		12 Months Ended
	Feb. 25, 2022	Dec. 31, 2021 USD ($)	Nov. 30, 2021 USD ($)	Mar. 31, 2018 USD ($)
Unsecured Debt [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity				$ 2,000
Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity			$ 2,000
Extension period for revolving line of credit		1 year
Commitment fee		0.10%
Maximum pricing adjustment on commitment fee, percentage		0.01%
Maximum pricing adjustment on applicable margin, percentage		0.05%
Maximum indebtness amount before default		$ 100
Maximum judgement for payment amount before default		$ 100
Discharge period		60 days
Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Possible additional increase in borrowing capacity amount			100
Libor rate depending on credit ratings		0.00%
Commitment fee		0.075%
Debt to capitalization ratio		0.65
Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Possible additional increase in borrowing capacity amount			$ 400
Libor rate depending on credit ratings		0.50%
Commitment fee		0.225%
Debt to capitalization ratio		1.00
London Interbank Offered Rate (LIBOR) [Member] | Credit Facility [Member]
Line of Credit Facility [Line Items]
Spread over variable rate		1.00%
London Interbank Offered Rate (LIBOR) [Member] | Credit Facility [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Spread over variable rate	1.00%
London Interbank Offered Rate (LIBOR) [Member] | Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Libor rate depending on credit ratings		0.875%
London Interbank Offered Rate (LIBOR) [Member] | Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Libor rate depending on credit ratings		1.50%
Base Rate [Member] | Credit Facility [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Spread over variable rate	0.00%
Federal Funds Effective Rate [Member] | Credit Facility [Member]
Line of Credit Facility [Line Items]
Spread over variable rate		0.50%